Offerings - Offering: 1	Aug. 01, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no nominal value, represented by American depositary shares, or "ADS"	[1]
Amount Registered | shares	136,495,017	[2]
Maximum Aggregate Offering Price	$ 326,695,157.94	[3]
Fee Rate	0.01476%
Amount of Registration Fee	$ 48,220.2	[4]
Rule 457(f)	true
Amount of Securities Received	254,237,477
Value of Securities Received, Per Share	5.94
Value of Securities Received	$ 1,510,170,613.38
Cash Consideration Paid	1,183,475,455.44
Fee Note MAOP	$ 326,695,157.94
Offering Note
(1)
The securities being offered hereby may be issued in the form of American Depositary Shares of the registrant, referred to as Nokia ADSs. Each Nokia ADS represents one ordinary share, no nominal value, of Nokia Corp., referred to as Nokia Shares. The Nokia ADSs will be issuable upon deposit of Nokia Shares with Citibank, N.A., acting as the depositary and have been registered under a registration statement on Form
F-6
(Registration
No. 333-105373).

(2)
Represents the maximum number of ordinary shares of Nokia, no nominal value, represented by ADSs estimated to be issued to stockholders of Infinera pursuant to the Merger Agreement referred to in the proxy statement/prospectus, which forms part of the registration statement on Form
F-4
(referred to as the registration statement), to which this exhibit relates. Defined terms used but not defined herein have the meanings ascribed to such terms in the registration statement.

(3)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c), 457(f)(1) and 457(f)(3) promulgated under the Securities Act. The proposed maximum aggregate offering price of the securities being registered was calculated based on (A) the product of (i) $5.94, the average of the high and low prices of a share of Infinera Common Stock on the Nasdaq Global Select Market on July 2
5
, 2024, multiplied by (ii) 254,237,477, the estimated maximum number of shares of Infinera Common Stock to be canceled in the transaction, less (B) $1,183,475,455.44, the aggregate amount of cash expected to be paid by Nokia to the holders of such shares of Infinera Common Stock for the portion of such shares of Infinera Common Stock entitled to receive Cash Consideration in accordance with the Merger Agreement.

(4)	Calculated pursuant to Section 6(b) of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00014760.

[1]	The securities being offered hereby may be issued in the form of American Depositary Shares of the registrant, referred to as Nokia ADSs. Each Nokia ADS represents one ordinary share, no nominal value, of Nokia Corp., referred to as Nokia Shares. The Nokia ADSs will be issuable upon deposit of Nokia Shares with Citibank, N.A., acting as the depositary and have been registered under a registration statement on Form F-6 (Registration No. 333-105373).
[2]	Represents the maximum number of ordinary shares of Nokia, no nominal value, represented by ADSs estimated to be issued to stockholders of Infinera pursuant to the Merger Agreement referred to in the proxy statement/prospectus, which forms part of the registration statement on Form F-4 (referred to as the registration statement), to which this exhibit relates. Defined terms used but not defined herein have the meanings ascribed to such terms in the registration statement.
[3]	Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c), 457(f)(1) and 457(f)(3) promulgated under the Securities Act. The proposed maximum aggregate offering price of the securities being registered was calculated based on (A) the product of (i) $5.94, the average of the high and low prices of a share of Infinera Common Stock on the Nasdaq Global Select Market on July 25, 2024, multiplied by (ii) 254,237,477, the estimated maximum number of shares of Infinera Common Stock to be canceled in the transaction, less (B) $1,183,475,455.44, the aggregate amount of cash expected to be paid by Nokia to the holders of such shares of Infinera Common Stock for the portion of such shares of Infinera Common Stock entitled to receive Cash Consideration in accordance with the Merger Agreement.
[4]	Calculated pursuant to Section 6(b) of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00014760.